Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Preferred stock, shares	1,000,000
Preferred stock, par value	$ 1.00
Intrinsic value of options exercised	$ 1,070,000	$ 699,000	$ 9,836,000
Recognized tax benefit on options exercised	449,000	238,000	2,680,000
Average remaining contractual life of options outstanding	2 years
Shares of Restricted Stock Granted	653,229	424,436	683,921
Incremental compensation expense			435,000
Approximate incremental compensation expense to reach internal rate of return level	1,609,000
Restricted stock unit awards vested	489,033	288,204	190,589
Dividends paid on vested restricted stock units	95,750,000	95,000,000	78,100,000
Restricted Stock
Stockholders Equity Note [Line Items]
Minimum fair value of restricted stock granted	$ 21.63
Maximum fair value of restricted stock granted	$ 22.97
Minimum forfeiture rate for restricted stock awards	0.00%
Maximum forfeiture rate for restricted stock awards	5.00%
Compensation expense	9,887,000	5,925,000	4,163,000
Additional compensation expense	749,000	666,000	765,000
Total fair value of shares vested during the period	9,702,000	5,658,000	3,272,000
Recognized tax benefits related to shares vested during the period	3,749,000	2,188,000	1,087,000
Unrecognized Compensation expense related to outstanding restricted stock	17,966,000
Weighted average period over which remaining compensation expense will be recognized (in years)	2 years
Restricted Stock | Cinemark Holdings, Inc.'s
Stockholders Equity Note [Line Items]
Unrecognized Compensation expense related to outstanding restricted stock	375,000
Restricted Stock | Directors And Employees
Stockholders Equity Note [Line Items]
Shares of Restricted Stock Granted	653,229
Restricted Stock | Employees
Stockholders Equity Note [Line Items]
Equity award vesting period	3 years
Restricted Stock | Director
Stockholders Equity Note [Line Items]
Equity award vesting period	4 years
Restricted Stock | Total
Stockholders Equity Note [Line Items]
Unrecognized Compensation expense related to outstanding restricted stock	18,341,000
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Minimum fair value of restricted stock granted	$ 18.34
Maximum fair value of restricted stock granted	$ 21.63
Minimum forfeiture rate for restricted stock awards	0.00%
Maximum forfeiture rate for restricted stock awards	5.00%
Total fair value of shares vested during the period	4,400,000
Recognized tax benefits related to shares vested during the period	1,848,000
Unrecognized Compensation expense related to outstanding restricted stock	4,890,000
Weighted average period over which remaining compensation expense will be recognized (in years)	2 years
Number of hypothetical shares of common stock	994,671
Percentage of IRR, which is the threshold	8.50%
Percentage of IRR, which is the target	10.50%
Percentage of IRR, which is the maximum	12.50%
Percentage of restricted stock units vest	100.00%
Restricted stock unit awards vested	196,051
Restricted stock unit conversion into share of common stock, conversion ratio	1
Dividends paid on vested restricted stock units	600,000
Compensation expense	4,433,000	3,101,000	3,424,000
Actual cumulative forfeitures (in units)	11,608
Assumed maximum IRR for all grants	12.50%
Restricted Stock Units (RSUs) | Amended And Restated Long Term Incentive Plan
Stockholders Equity Note [Line Items]
Number of hypothetical shares of common stock	152,955	153,727	396,429
Two Thousand Eight Grant
Stockholders Equity Note [Line Items]
Percentage of IRR expected restricted stock units grants	12.50%
Approximate incremental compensation expense to reach internal rate of return level			823,000
Two Thousand Nine Grant
Stockholders Equity Note [Line Items]
Percentage of IRR expected restricted stock units grants			12.50%
Approximate incremental compensation expense to reach internal rate of return level			$ 377,000